PROVISION FOR JUDICIAL LIABILITIES - Additional information (Details)		12 Months Ended
	Dec. 31, 2019 BRL (R$) lawsuit	Dec. 31, 2019 BRL (R$) ha lawsuit
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	R$ 279,934,000	R$ 279,934,000
Tax
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	7,511,435,000	R$ 7,511,435,000
Number of lawsuits for possible loss		831
Tax and social security
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	R$ 2,251,462,000	R$ 2,251,462,000
Labor
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits in which the Company is a defendant. | lawsuit	1,797	1,797
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	R$ 2,995,576,000	R$ 2,995,576,000
Lawsuit dispute period		30 years
Civil law suit in property one
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha		6,000
Civil law suit in property Two
PROVISION FOR JUDICIAL LIABILITIES
Area blocked in preliminary injunction | ha		5,601
Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010 | Tax and social security
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	695,679,000	R$ 695,679,000
IRPJ/CSLL Approval of Offset of 1997 Tax Loss
PROVISION FOR JUDICIAL LIABILITIES
Difference of tax loss and owned to tax authorities	51,000,000
IRPJ/CSLL Approval of Offset of 1997 Tax Loss | Tax and social security
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	254,081,000	254,081,000
Tax loss offset approved by tax authorities		83,000,000
Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE") | Tax and social security
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	125,191,000	125,191,000
PIS/COFINS - Goods and services - 2009 to 2011 | Tax and social security
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	162,750,000	162,750,000
Offsetting - IRRF - period 2000 | Tax and social security
PROVISION FOR JUDICIAL LIABILITIES
Provisions for possible losses	R$ 108,320,000	R$ 108,320,000